Loans and Financing - Schedule of Non-Current Liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Non-Current Liabilities [Line Items]
Non-current liabilities	R$ 375	R$ 329
2025 [Member]
Schedule of Non-Current Liabilities [Line Items]
Non-current liabilities
2026 [Member]
Schedule of Non-Current Liabilities [Line Items]
Non-current liabilities	186
2027 [Member]
Schedule of Non-Current Liabilities [Line Items]
Non-current liabilities	R$ 189